Stockholders’ Equity (Details)									1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 25, 2023 USD ($) shares	Aug. 15, 2023 USD ($) integer	Aug. 15, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 17, 2023 USD ($) shares	Aug. 03, 2022 USD ($) $ / shares	Sep. 10, 2021 USD ($) $ / shares shares	Aug. 06, 2021 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Mar. 17, 2023 USD ($) $ / shares	Feb. 28, 2022 USD ($) shares	Nov. 24, 2021 USD ($) $ / shares shares	Aug. 19, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 15, 2023 $ / shares shares	Jun. 01, 2023 shares	May 08, 2023 USD ($) $ / shares shares	May 04, 2023 $ / shares shares	Feb. 28, 2023 USD ($)	Jul. 28, 2022 USD ($) shares	Apr. 22, 2022 USD ($) shares	Mar. 29, 2022 USD ($) shares	Mar. 21, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Jan. 10, 2022 USD ($) shares	Jan. 03, 2022 USD ($) shares	Dec. 28, 2021 USD ($) shares	Dec. 17, 2021 USD ($) shares	Nov. 10, 2021 USD ($) shares	Oct. 27, 2021 USD ($) shares	Sep. 27, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Sep. 07, 2021 USD ($) shares
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized															200,000,000	200,000,000	200,000,000
Preferred stock, shares authorized															1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued															114,576,965	100,886,709	126,887,936
Common stock, shares outstanding															114,576,965	100,886,709	126,887,936
Preferred stock, shares issued															0	0	0
Preferred stock, shares outstanding															0	0	0
Common Stock, price per share (in Dollars per share) | $ / shares															$ 0.001	$ 0.001	$ 0.001
Price per share (in Dollars per share) | $ / shares							$ 0.001
Share value (in Dollars) | $														$ 82,600
Cash (in Dollars) | $															$ 1,960,000	$ 1,900,000											$ 7,688
Common stock (in Dollars) | $															114,579	100,886	$ 126,890					$ 104,550
Principal amount (in Dollars) | $		$ 118,367							$ 174,867
Interest amount (in Dollars) | $									22,732
Payments amount (in Dollars) | $									21,955.45
Total payback to holder (in Dollars) | $		133,754.71							$ 197,599
Conversion price percentage									65.00%
Interest amount of one time (in Dollars) | $		15,387.71													$ 5,489,500	$ 4,270
Amount of monthly payments (in Dollars) | $		$ 14,861.64	$ 14,861.64	$ 21,955.45
Percentage of conversion price		65
Trading days prior to the conversion date (in integer) | integer		10
Pursuant to share purchase (in Dollars) | $	$ 2,000,000
Amount paid (in Dollars) | $	2,000,000
Purchase agreement amount (in Dollars) | $	$ 2.2
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																									750,000
Share value (in Dollars) | $														$ 2,000
Cash (in Dollars) | $																									$ 11,725
Grant [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance amount (in Dollars) | $							$ 4,125,000
Shares issued							2.75
Triton Funds LP [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued													25,000																		250,000	200,000	500,000		100,000	170,000
Issuance price per share (in Dollars per share) | $ / shares													$ 0.9
Issuance amount (in Dollars) | $													$ 22,500
Cash (in Dollars) | $																															$ 10,859	$ 10,523	$ 44,625		$ 20,000	$ 3,605
Carsten Kjems Falk [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																					2,250,000
Shares issued							1,500,000
Common Stock, price per share (in Dollars per share) | $ / shares							$ 0.001
Fair value price per share (in Dollars per share) | $ / shares																		$ 0.27			$ 0.0721
Shares, issued																		1,250,000
Paul Quintal [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued							111,111
Common Stock, price per share (in Dollars per share) | $ / shares							$ 0.001
Price per share (in Dollars per share) | $ / shares							$ 1.7
Share value (in Dollars) | $							$ 188,889
North Equities LTD [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued												438,333
Issuance price per share (in Dollars per share) | $ / shares												$ 0.09
Issuance amount (in Dollars) | $												$ 39,450
Etheralabs L L C [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued											2,550,000
Agreement percentage											51.00%
Common stock (in Dollars) | $											$ 104,550
Enza International Ltd [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																							2,000,000
Cash (in Dollars) | $																							$ 82,572
RB Capital LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Common Stock, price per share (in Dollars per share) | $ / shares						$ 1
Principal amount (in Dollars) | $						$ 1,100,000				$ 200,000
Interest rate percentage						7.00%				7.00%
Conversion price per share (in Dollars per share) | $ / shares										$ 1
Nicolas Link [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																					2,750,000
Fair value price per share (in Dollars per share) | $ / shares																		$ 0.27			$ 0.0721
Shares, issued																		2,000,000
John Paul Backwell [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																					2,250,000
Fair value price per share (in Dollars per share) | $ / shares																					$ 0.0721
Krishnan Krishnamoorthy [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																					2,250,000
Fair value price per share (in Dollars per share) | $ / shares																					$ 0.0721
Exchange Listing LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																				1,543,256
Common stock (in Dollars) | $																				$ 1,543
Fair value price per share (in Dollars per share) | $ / shares																				$ 0.41
Equity [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized															200,000,000
Preferred stock, shares authorized															1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001		$ 0.001
Common stock, shares issued														102,883,709			126,887,936
Common stock, shares outstanding														102,883,709			126,887,936
Preferred stock, shares issued														0			0
Preferred stock, shares outstanding														0			0
White Lion Capital LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued								50,000																595,500		750,000	500,000	500,000	500,000	342,500				62,000
Issuance price per share (in Dollars per share) | $ / shares								$ 2.46
Issuance amount (in Dollars) | $								$ 123,000
Cash (in Dollars) | $																								$ 27,017		$ 13,638		$ 15,975	$ 20,523	$ 12,425				$ 8,262
Louise Bennett [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																					500,000
Fair value price per share (in Dollars per share) | $ / shares																		$ 0.27			$ 0.0721
Shares, issued																		350,000
Jefferson Street Capital [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued																			150,000
Fair value price per share (in Dollars per share) | $ / shares																				$ 0.6
Purchase agreement					300,000
Fair value (in Dollars) | $					$ 0.42
Artelliq Software Trading [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	6,410,971
John-Paul Backwel [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value price per share (in Dollars per share) | $ / shares																		$ 0.27
Shares, issued																		2,000,000